ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 80.3%
	EQUITY - 80.3%
218,546	Arrow Reverse Cap 500 ETF (b)(c)					$ 5,223,249
135,225	Financial Select Sector SPDR Fund					5,444,159
51,496	First Trust Mid Cap Core AlphaDEX Fund					5,294,304
56,689	First Trust Small Cap Core AlphaDEX Fund					5,412,666
269,676	Invesco DB Commodity Index Tracking Fund, N(a)					5,757,583
75,694	iShares Cohen & Steers REIT ETF					5,325,830
47,592	SPDR Dow Jones REIT ETF					5,425,964
33,921	Technology Select Sector SPDR Fund					5,479,258
	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,198,171)					43,363,013

	SHORT-TERM INVESTMENT — 12.2%
	MONEY MARKET FUND - 12.2%
6,592,041	First American Government Obligations Fund, Class X, 0.03%(d)(i)					6,592,041
	TOTAL SHORT-TERM INVESTMENT (Cost $6,592,041)					6,592,041

Contracts(e)
	FUTURE OPTIONS PURCHASED - 0.3%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3%
78	S&P500 EMINI OPTN	GS	12/17/2021	$ 4,000	$ 19,380,000	$ 54,600
52	S&P500 EMINI OPTN	GS	12/17/2021	4,300	13,260,000	87,750
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $467,025)					142,350

	TOTAL INVESTMENTS - 92.8% (Cost $46,257,237)					$ 50,097,404
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%					3,895,350
	NET ASSETS - 100.0%					$ 53,992,754

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts(h)	Expiration	Notional Amount(g)	Unrealized Appreciation (Depreciation)
14	ICE Brent Crude Oil Future(e)(f)	11/30/2021	$ 1,172,080	$ 7,980
10	NYMEX Henry Hub Natural Gas Futures(e)(f)	04/27/2022	395,500	(17,810)
16	NYMEX Light Sweet Crude Oil Future(e)(f)	11/19/2021	1,337,120	49,170
78	NYMEX Light Sweet Crude Oil Future(e)(f)	12/20/2021	6,378,840	1,864,824
12	NYMEX NY Harbor ULSD Futures(e)(f)	05/31/2022	1,172,808	(37,972)
12	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)(f)	11/30/2021	1,194,329	3,024
	TOTAL FUTURES CONTRACTS			$ 1,869,216

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

GS	Goldman Sachs

(a)	Non-income producing security.
(b)	Affiliated Exchange Traded Fund.
(c)	Affiliated company - The Arrow DWA Tactical: Macro Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
(d)	Rate disclosed is the seven day effective yield as of October 31, 2021.
(e)	Each contract is equivalent to one futures contract.
(f)	All of these contracts are holdings of the ADWAT Fund Limited.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(h)	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
(i)	A portion of this investment is a holdings of the ADWAT Fund Limited.